                           ASSET MANAGEMENT FUND, INC.

                             Money Market Portfolio
                    Adjustable Rate Mortgage (ARM) Portfolio
                   Short U.S. Government Securities Portfolio
                   Intermediate Mortgage Securities Portfolio
                  U.S. Government Mortgage Securities Portfolio

                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 1997
                 ----------------------------------------------


INVESTMENT ADVISER

Shay Assets Management Co., the Fund's current adviser, is a general partnership that consists of two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., each of which holds a fifty-percent partnership interest. Shay Assets Management, Inc. has entered into a definitive agreement with ACB Assets Management, Inc. pursuant to which Shay Assets Management, Inc. will acquire ACB Assets Management, Inc.'s fifty-percent interest in Shay Assets Management Co. Prior to becoming the Fund's adviser, Shay Assets Management, Inc. will be registered as an investment adviser under the Investment Advisers Act of 1940.

Because the transaction may constitute an assignment of the Fund's investment advisory agreement with Shay Assets Management Co. under the Investment Company Act of 1940, at a meeting held on August 4, 1997, the Board approved a new investment advisory agreement between the Fund and Shay Assets Management, Inc. and is seeking shareholder approval of this agreement at a meeting scheduled for October 31, 1997. Except for the omission of certain expense limitations that are no longer required by state securities laws, there are no material differences between the Fund's current investment advisory agreement with Shay Assets Management Co. and the new investment advisory agreement with Shay Assets Management, Inc.

Upon completion of the transaction, Shay Assets Management Co. will be dissolved and its investment management operations will be consolidated into the investment management operations of Shay Assets Management, Inc. Shay Assets Management, Inc. will become a wholly owned subsidiary of Shay Investment Services, Inc., a closely held corporation controlled by Rodger
D. Shay. Shay Assets Management, Inc. will be located at 111 East Wacker Drive, Chicago, Illinois 60601. Shay Investment Services, Inc. is located at 888 Brickell Avenue, Miami, Florida 33131. Consummation of the transaction is subject to a number of contingencies. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997, but in no event later than December 31, 1997.

DISTRIBUTOR

Shay Financial Services Co., the Fund's current distributor, is a general partnership that consists of two general partners, Shay Financial Services, Inc. and ACB Securities, Inc., each of which holds a fifty-percent partnership interest. In a transaction related to the transaction described above and governed by the same definitive agreement, ACB

Securities, Inc. has agreed to sell its fifty-percent interest in Shay Financial Services Co. to Shay Financial Services, Inc. Immediately upon the purchase of ACB Securities, Inc.'s interest, all of Shay Financial Services Co.'s assets will be transferred to, and all of its liabilities assumed by, Shay Financial Services, Inc. Shay Financial Services, Inc., which will become a wholly owned subsidiary of Shay Investment Services, Inc., will then operate the distribution business and will dissolve Shay Financial Services Co. Prior to becoming the Fund's distributor, Shay Financial Services, Inc. will become registered as a broker/dealer under the Securities Exchange Act of 1934 and in all necessary jurisdictions and will become a member of the National Association of Securities Dealers, Inc.

The purchase by Shay Financial Services, Inc. of ACB Securities, Inc.'s interest in Shay Financial Services Co. may effect a change of control of the Fund's distributor, which may result in the assignment and automatic termination of the agreement related to the Fund's 12b-1 Plan under the Investment Company Act of 1940. Accordingly, at its August 4, 1997 meeting, the Board approved a new distribution agreement with Shay Financial Services, Inc. as the provider of the services previously rendered by Shay Financial Services Co.

At its August 4, 1997 meeting, the Board also approved a modification to the form of the Fund's distribution agreement that separates the agreement related to the Fund's 12b-1 Plan from the 12b-1 Plan itself and incorporates certain provisions of the old distribution agreement, including the specific responsibilities of Shay Financial Services, Inc. as the Fund's new principal distributor, into the new distribution agreement. The separation of the Fund's 12b-1 Plan and the agreement related to the 12b-1 Plan does not result in any material change in the annual fees charged for distribution services. The new distribution agreement and the new 12b-1 Plan will be effective upon the closing of the transaction described above.

Supplement dated October 3, 1997

                           ASSET MANAGEMENT FUND, INC.

                    Adjustable Rate Mortgage (ARM) Portfolio
                   Intermediate Mortgage Securities Portfolio
                  U.S. Government Mortgage Securities Portfolio

                                  SUPPLEMENT TO
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1997

                 ----------------------------------------------


ON PAGE 10, the disclosure after the first paragraph under the heading "Management of the Fund" is amended by adding the following:

         "RICHARD M. AMIS (Age 46)                        Director
         630 Clarksville Street
         Paris, TX  75460

         Principal Occupations During the Past Five Years and Prior Relevant Experience
         ----------------------------------------------------------

         President, First Federal Savings & Loan Association since 1984; Chairman, Texas Savings and Community Bankers Association since June 1997; Director, First Financial Trust Company."

INVESTMENT ADVISER

Shay Assets Management Co., the Fund's current adviser, is an Illinois general partnership that consists of two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., each of which holds a fifty-percent partnership interest. Shay Assets Management, Inc. has entered into a definitive agreement with ACB Assets Management, Inc. pursuant to which Shay Assets Management, Inc. will acquire ACB Assets Management, Inc.'s fifty-percent interest in Shay Assets Management Co. Prior to becoming the Fund's adviser, Shay Assets Management, Inc. will be registered as an investment adviser under the Investment Advisers Act of 1940.

Because the above transaction may constitute an assignment of the Fund's investment advisory agreement with Shay Assets Management Co. under the Investment Company Act of 1940, at a meeting held on August 4, 1997, the Board approved a new investment advisory agreement between the Fund and Shay Assets Management, Inc. and is seeking shareholder approval of this agreement at a meeting scheduled for October 31, 1997. Except for the omission of certain expense limitations that are no longer required by state securities laws, there are no material differences between the Fund's current investment advisory agreement with Shay Assets Management Co. and the new investment advisory agreement with Shay Assets Management, Inc.

Upon completion of the transaction, Shay Assets Management Co. will be dissolved and its investment management operations will be consolidated into the investment management operations of Shay Assets Management, Inc. Shay Assets Management, Inc. will become a wholly owned subsidiary of Shay

Investment Services, Inc., a closely held corporation controlled by Rodger
D. Shay. Shay Assets Management, Inc. will be located at 111 East Wacker Drive, Chicago, Illinois 60601. Shay Investment Services, Inc. is located at 888 Brickell Avenue, Miami, Florida 33131. Consummation of the transaction is subject to a number of contingencies. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997, but in no event later than December 31, 1997.

DISTRIBUTOR

Shay Financial Services Co., the Fund's current distributor, is an Illinois general partnership that consists of two general partners, Shay Financial Services, Inc. and ACB Securities, Inc., each of which holds a fifty- percent partnership interest. In a transaction related to the transaction described above and governed by the same definitive agreement, ACB Securities, Inc. has agreed to sell its fifty-percent interest in Shay Financial Services Co. to Shay Financial Services, Inc. Immediately upon the purchase of ACB Securities, Inc.'s interest, all of Shay Financial Services Co.'s assets will be transferred to, and all of its liabilities assumed by, Shay Financial Services, Inc. Shay Financial Services, Inc., which will become a wholly owned subsidiary of Shay Investment Services, Inc., will then operate the distribution business and will dissolve Shay Financial Services Co. Prior to becoming the Fund's distributor, Shay Financial Services, Inc. will become registered as a broker/dealer under the Securities Exchange Act of 1934 and in all necessary jurisdictions and will become a member of the National Association of Securities Dealers, Inc.

The purchase by Shay Financial Services, Inc. of ACB Securities, Inc.'s interest in Shay Financial Services Co. may effect a change of control of the Fund's distributor, which may result in the assignment and automatic termination of the agreement related to the Fund's 12b-1 Plan under the Investment Company Act of 1940. Accordingly, at its August 4, 1997 meeting, the Board approved a new distribution agreement with Shay Financial Services, Inc. as the provider of the services previously rendered by Shay Financial Services Co.

At its August 4, 1997 meeting, the Board also approved a modification to the form of the Fund's distribution agreement that separates the agreement related to the Fund's 12b-1 Plan from the 12b-1 Plan itself and incorporates certain provisions of the old distribution agreement, including the specific responsibilities of Shay Financial Services, Inc. as the Fund's new principal distributor, into the new distribution agreement. The separation of the Fund's 12b-1 Plan and the agreement related to the 12b-1 Plan does not result in any material change in the annual fees charged for distribution services. The new distribution agreement and the new 12b-1 Plan will be effective upon the closing of the transaction described above.

Supplement dated October 3, 1997

                           ASSET MANAGEMENT FUND, INC.

                             Money Market Portfolio
                   Short U.S. Government Securities Portfolio

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 1997

               --------------------------------------------------

ON PAGE 7, the disclosure after the first paragraph under the heading "Management of the Fund" is amended by adding the following:

         "RICHARD M. AMIS (Age 46)                        Director
         630 Clarksville Street
         Paris, TX  75460

         Principal Occupations During the Past Five Years and Prior Relevant Experience
         ----------------------------------------------------------

         President, First Federal Savings & Loan Association since 1984; Chairman, Texas Savings and Community Bankers Association since June 1997; Director, First Financial Trust Company."

INVESTMENT ADVISER

Shay Assets Management Co., the Fund's current adviser, is an Illinois general partnership that consists of two general partners, Shay Assets Management, Inc. and ACB Assets Management, Inc., each of which holds a fifty-percent partnership interest. Shay Assets Management, Inc. has entered into a definitive agreement with ACB Assets Management, Inc. pursuant to which Shay Assets Management, Inc. will acquire ACB Assets Management, Inc.'s fifty-percent interest in Shay Assets Management Co. Prior to becoming the Fund's adviser, Shay Assets Management, Inc. will be registered as an investment adviser under the Investment Advisers Act of 1940.

Because the above transaction may constitute an assignment of the Fund's investment advisory agreement with Shay Assets Management Co. under the Investment Company Act of 1940, at a meeting held on August 4, 1997, the Board approved a new investment advisory agreement between the Fund and Shay Assets Management, Inc. and is seeking shareholder approval of this agreement at a meeting scheduled for October 31, 1997. Except for the omission of certain expense limitations that are no longer required by state securities laws, there are no material differences between the Fund's current investment advisory agreement with Shay Assets Management Co. and the new investment advisory agreement with Shay Assets Management, Inc.

Upon completion of the transaction, Shay Assets Management Co. will be dissolved and its investment management operations will be consolidated into the investment management operations of Shay Assets Management, Inc.
Shay Assets Management, Inc. will become a wholly owned subsidiary of Shay Investment Services, Inc., a closely held corporation controlled by Rodger
D. Shay.  Shay Assets Management, Inc. will be located at 111 East Wacker
Drive, Chicago, Illinois 60601. Shay Investment Services, Inc. is located at 888 Brickell Avenue, Miami, Florida 33131. Consummation of the transaction is subject to a number of contingencies. If the contingencies are timely met, the transaction is expected to close in the fourth quarter of 1997, but in no event later than December 31, 1997.

DISTRIBUTOR

Shay Financial Services Co., the Fund's current distributor, is an Illinois general partnership that consists of two general partners, Shay Financial Services, Inc. and ACB Securities, Inc., each of which holds a fifty- percent partnership interest. In a transaction related to the transaction described above and governed by the same definitive agreement, ACB Securities, Inc. has agreed to sell its fifty-percent interest in Shay Financial Services Co. to Shay Financial Services, Inc. Immediately upon the purchase of ACB Securities, Inc.'s interest, all of Shay Financial Services Co.'s assets will be transferred to, and all of its liabilities assumed by, Shay Financial Services, Inc. Shay Financial Services, Inc., which will become a wholly owned subsidiary of Shay Investment Services, Inc., will then operate the distribution business and will dissolve Shay Financial Services Co. Prior to becoming the Fund's distributor, Shay Financial Services, Inc. will become registered as a broker/dealer under the Securities Exchange Act of 1934 and in all necessary jurisdictions and will become a member of the National Association of Securities Dealers, Inc.

The purchase by Shay Financial Services, Inc. of ACB Securities, Inc.'s interest in Shay Financial Services Co. may effect a change of control of the Fund's distributor, which may result in the assignment and automatic termination of the agreement related to the Fund's 12b-1 Plan under the Investment Company Act of 1940. Accordingly, at its August 4, 1997 meeting, the Board approved a new distribution agreement with Shay Financial Services, Inc. as the provider of the services previously rendered by Shay Financial Services Co.

At its August 4, 1997 meeting, the Board also approved a modification to the form of the Fund's distribution agreement that separates the agreement related to the Fund's 12b-1 Plan from the 12b-1 Plan itself and incorporates certain provisions of the old distribution agreement, including the specific responsibilities of Shay Financial Services, Inc. as the Fund's new principal distributor, into the new distribution agreement. The separation of the Fund's 12b-1 Plan and the agreement related to the 12b-1 Plan does not result in any material change in the annual fees charged for distribution services. The new distribution agreement and the new 12b-1 Plan will be effective upon the closing of the transaction described above.

Supplement dated October 3, 1997




                                        2